Putnam VT Research Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value
Aerospace and defense (2.1%)
Boeing Co. (The)(NON)	421	$92,595
CAE, Inc. (Canada)(NON)	2,772	82,814
General Dynamics Corp.	725	142,122
Northrop Grumman Corp.	1,465	527,620
Raytheon Technologies Corp.	6,166	530,029

		1,375,180
Airlines (0.2%)
Southwest Airlines Co.(NON)	2,797	143,850

		143,850
Automobiles (1.6%)
General Motors Co.(NON)	2,359	124,343
Tesla, Inc.(NON)	1,150	891,802

		1,016,145
Banks (3.2%)
Bank of America Corp.	16,006	679,455
Citigroup, Inc.	19,584	1,374,405
Silvergate Capital Corp. Class A(NON)	428	49,434

		2,103,294
Beverages (2.2%)
Coca-Cola Co. (The)	7,720	405,068
Constellation Brands, Inc. Class A	256	53,937
Molson Coors Beverage Co. Class B	3,030	140,531
PepsiCo, Inc.	5,482	824,548

		1,424,084
Biotechnology (2.8%)
AbbVie, Inc.	6,000	647,220
Amgen, Inc.	668	142,050
Biogen, Inc.(NON)	604	170,926
Gilead Sciences, Inc.	1,952	136,347
Ginkgo Bioworks Holdings, Inc.(NON)	6,300	73,017
Ironwood Pharmaceuticals, Inc.(NON)	14,009	182,958
Moderna, Inc.(NON)	547	210,518
Regeneron Pharmaceuticals, Inc.(NON)	482	291,697

		1,854,733
Building products (0.9%)
Fortune Brands Home & Security, Inc.	538	48,108
Johnson Controls International PLC	8,337	567,583

		615,691
Capital markets (4.0%)
Apollo Global Management, Inc.	7,127	438,952
Goldman Sachs Group, Inc. (The)	2,534	957,928
KKR & Co., Inc. Class A	8,961	545,546
Morgan Stanley	4,047	393,814
Quilter PLC (United Kingdom)	132,689	252,993

		2,589,233
Chemicals (1.6%)
Albemarle Corp.	180	39,415
Corteva, Inc.	2,827	118,960
Diversey Holdings, Ltd.(NON)	3,399	54,520
Dow, Inc.	1,189	68,439
Eastman Chemical Co.	674	67,899
Ecolab, Inc.	448	93,462
Linde PLC	709	208,006
PPG Industries, Inc.	624	89,238
Sherwin-Williams Co. (The)	1,001	280,010

		1,019,949
Containers and packaging (0.5%)
Avery Dennison Corp.	1,134	234,976
Ball Corp.	1,225	110,213

		345,189
Electric utilities (2.7%)
Exelon Corp.	9,654	466,674
NextEra Energy, Inc.	5,907	463,818
NRG Energy, Inc.	20,821	850,121

		1,780,613
Electrical equipment (1.1%)
Eaton Corp. PLC	2,690	401,644
Emerson Electric Co.	3,078	289,948

		691,592
Electronic equipment, instruments, and components (0.4%)
Vontier Corp.	8,365	281,064

		281,064
Entertainment (1.8%)
Activision Blizzard, Inc.	5,703	441,355
Sea, Ltd. ADR (Thailand)(NON)	1,661	529,411
Walt Disney Co. (The)(NON)	1,208	204,357

		1,175,123
Equity real estate investment trusts (REITs) (1.1%)
Gaming and Leisure Properties, Inc.(R)	12,154	562,973
Vornado Realty Trust(R)	4,161	174,804

		737,777
Food and staples retail (1.2%)
BJ's Wholesale Club Holdings, Inc.(NON)	777	42,673
Costco Wholesale Corp.	277	124,470
Walmart, Inc.	4,393	612,296

		779,439
Food products (0.2%)
McCormick & Co., Inc. (non-voting shares)	1,753	142,046

		142,046
Health-care equipment and supplies (4.1%)
Abbott Laboratories	4,097	483,979
Baxter International, Inc.	2,067	166,249
Boston Scientific Corp.(NON)	7,107	308,373
Cooper Cos., Inc. (The)	287	118,620
Danaher Corp.	1,811	551,341
DexCom, Inc.(NON)	349	190,854
Edwards Lifesciences Corp.(NON)	1,799	203,665
Intuitive Surgical, Inc.(NON)	201	199,824
Medtronic PLC	1,755	219,989
Warby Parker, Inc. Class A(NON)	1,704	90,397
Zimmer Biomet Holdings, Inc.	855	125,138

		2,658,429
Health-care providers and services (2.2%)
Anthem, Inc.	590	219,952
Cigna Corp.	1,511	302,442
CVS Health Corp.	2,037	172,860
McKesson Corp.	522	104,076
UnitedHealth Group, Inc.	1,706	666,602

		1,465,932
Hotels, restaurants, and leisure (2.7%)
Aramark	3,041	99,927
Booking Holdings, Inc.(NON)	151	358,454
Chipotle Mexican Grill, Inc.(NON)	161	292,621
Evolution AB (Sweden)	3,603	547,687
Hilton Worldwide Holdings, Inc.(NON)	2,192	289,585
Penn National Gaming, Inc.(NON)	2,151	155,861

		1,744,135
Household durables (0.3%)
PulteGroup, Inc.	4,551	208,982

		208,982
Household products (1.6%)
Procter & Gamble Co. (The)	7,565	1,057,587

		1,057,587
Industrial conglomerates (1.0%)
General Electric Co.	1,631	168,042
Honeywell International, Inc.	2,142	454,704

		622,746
Insurance (3.6%)
AIA Group, Ltd. (Hong Kong)	15,600	179,621
American International Group, Inc.	10,866	596,435
Assured Guaranty, Ltd.	13,869	649,208
AXA SA (France)	14,597	406,088
Prudential PLC (United Kingdom)	26,282	510,204

		2,341,556
Interactive media and services (8.1%)
Alphabet, Inc. Class A(NON)	1,277	3,414,085
Facebook, Inc. Class A(NON)	5,574	1,891,760

		5,305,845
Internet and direct marketing retail (4.7%)
Amazon.com, Inc.(NON)	940	3,087,938

		3,087,938
IT Services (5.9%)
Fidelity National Information Services, Inc.	8,349	1,015,906
Mastercard, Inc. Class A	2,809	976,633
PayPal Holdings, Inc.(NON)	4,611	1,199,828
Visa, Inc. Class A	2,955	658,226

		3,850,593
Life sciences tools and services (1.5%)
Bio-Rad Laboratories, Inc. Class A(NON)	479	357,310
Thermo Fisher Scientific, Inc.	1,069	610,752

		968,062
Machinery (1.1%)
Deere & Co.	713	238,905
Ingersoll Rand, Inc.(NON)	3,496	176,233
Otis Worldwide Corp.	3,440	283,043

		698,181
Metals and mining (0.6%)
Alamos Gold, Inc. Class A (Canada)	11,041	79,495
Anglo American PLC (United Kingdom)	2,457	84,754
Freeport-McMoRan, Inc. (Indonesia)	3,200	104,096
Newmont Corp.	2,121	115,170

		383,515
Multi-utilities (0.3%)
Ameren Corp.	2,499	202,419

		202,419
Multiline retail (0.8%)
Target Corp.	2,184	499,634

		499,634
Oil, gas, and consumable fuels (2.9%)
Cairn Energy PLC (United Kingdom)	21,718	54,249
Cenovus Energy, Inc. (Canada)	57,935	584,107
ConocoPhillips	1,251	84,780
Exxon Mobil Corp.	12,828	754,543
Royal Dutch Shell PLC Class A (United Kingdom)	10,199	225,315
TotalEnergies SE (France)	3,418	163,787

		1,866,781
Personal products (0.1%)
Olaplex Holdings, Inc.(NON)	3,924	96,138

		96,138
Pharmaceuticals (2.3%)
Bristol-Myers Squibb Co.	2,931	173,427
Eli Lilly and Co.	1,201	277,491
Johnson & Johnson	3,300	532,950
Merck & Co., Inc.	3,237	243,131
Pfizer, Inc.	6,208	267,006

		1,494,005
Professional services (0.3%)
CoStar Group, Inc.(NON)	2,030	174,702

		174,702
Road and rail (1.4%)
CSX Corp.	5,448	162,024
Union Pacific Corp.	3,980	780,120

		942,144
Semiconductors and semiconductor equipment (4.0%)
Advanced Micro Devices, Inc.(NON)	5,211	536,212
NVIDIA Corp.	6,236	1,291,850
NXP Semiconductors NV	2,189	428,759
ON Semiconductor Corp.(NON)	7,346	336,226

		2,593,047
Software (9.8%)
Adobe, Inc.(NON)	1,601	921,728
Intuit, Inc.	1,579	851,886
Microsoft Corp.	14,126	3,982,401
Oracle Corp.	7,880	686,584

		6,442,599
Specialty retail (3.6%)
Advance Auto Parts, Inc.	404	84,392
Bath & Body Works, Inc.	1,341	84,523
Burlington Stores, Inc.(NON)	201	56,998
CarMax, Inc.(NON)	1,688	215,996
EVgo, Inc. Class A(NON)	25,001	203,758
Home Depot, Inc. (The)	3,650	1,198,149
O'Reilly Automotive, Inc.(NON)	418	255,423
TJX Cos., Inc. (The)	2,561	168,975
Victoria's Secret & Co.(NON)	945	52,221

		2,320,435
Technology hardware, storage, and peripherals (3.8%)
Apple, Inc.	17,669	2,500,164

		2,500,164
Textiles, apparel, and luxury goods (0.6%)
Levi Strauss & Co. Class A	2,080	50,981
lululemon athletica, Inc. (Canada)(NON)	116	46,945
Nike, Inc. Class B	2,033	295,253

		393,179
Tobacco (0.2%)
Altria Group, Inc.	3,371	153,448

		153,448
Trading companies and distributors (0.4%)
United Rentals, Inc.(NON)	660	231,614

		231,614

Total common stocks (cost $45,368,467)		$62,378,812

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	2,872,093	$2,872,093
U.S. Treasury Bills 0.040%, 2/24/22(SEG)		$200,000	199,959

Total short-term investments (cost $3,072,061)			$3,072,052
TOTAL INVESTMENTS

Total investments (cost $48,440,528)			$65,450,864

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $6,651,000) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	10/20/21	$134,608	$136,107	$1,499
		Swedish Krona	Sell	12/15/21	79,932	81,486	1,554
	Barclays Bank PLC
		British Pound	Sell	12/15/21	781,437	802,345	20,908
		Euro	Sell	12/15/21	285,376	292,292	6,916
		Swedish Krona	Sell	12/15/21	399,911	407,265	7,354
	Citibank, N.A.
		British Pound	Buy	12/15/21	224,500	230,495	(5,995)
		Canadian Dollar	Sell	10/20/21	224,690	227,232	2,542
		Euro	Sell	12/15/21	106,030	108,602	2,572
	Goldman Sachs International
		British Pound	Sell	12/15/21	835,339	857,653	22,314
		Canadian Dollar	Buy	10/20/21	235,900	238,528	(2,628)
	HSBC Bank USA, National Association
		British Pound	Buy	12/15/21	229,216	235,352	(6,136)
		Euro	Sell	12/15/21	113,106	115,835	2,729
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/15/21	159,414	163,682	(4,268)
		Canadian Dollar	Sell	10/20/21	503,380	508,989	5,609
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	10/20/21	106,502	107,690	(1,188)
		Euro	Sell	12/15/21	106,146	108,720	2,574
	NatWest Markets PLC
		Canadian Dollar	Sell	10/20/21	162,083	163,880	1,797
	State Street Bank and Trust Co.
		British Pound	Buy	12/15/21	319,905	328,429	(8,524)
		Canadian Dollar	Buy	10/20/21	184,899	186,957	(2,058)
		Hong Kong Dollar	Sell	11/17/21	119,583	119,622	39
	UBS AG
		British Pound	Buy	12/15/21	227,330	233,423	(6,093)
		Canadian Dollar	Sell	10/20/21	139,819	141,377	1,558
		Euro	Buy	12/15/21	47,447	48,593	(1,146)
		Swedish Krona	Sell	12/15/21	79,943	81,423	1,480
	WestPac Banking Corp.
		British Pound	Sell	12/15/21	546,561	561,105	14,544
		Canadian Dollar	Sell	10/20/21	114,161	115,440	1,279
		Euro	Buy	12/15/21	47,331	48,478	(1,147)

	Unrealized appreciation						97,268

	Unrealized (depreciation)						(39,183)

	Total						$58,085
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	8	$1,723,016	$1,719,100	Dec-21	$(64,335)

Unrealized appreciation					—

Unrealized (depreciation)					(64,335)

Total					$(64,335)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $65,332,562.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$205,775	$3,844,270	$4,050,045	$272	$—
	Putnam Short Term Investment Fund**	56,330	8,023,540	5,207,777	1,508	2,872,093

	Total Short-term investments	$262,105	$11,867,810	$9,257,822	$1,780	$2,872,093
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $108,978.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $18,432 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $19,032 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$6,480,968	$—	$—
Consumer discretionary	8,519,003	751,445	—
Consumer staples	3,652,742	—	—
Energy	1,423,430	443,351	—
Financials	5,685,177	1,348,906	—
Health care	8,441,161	—	—
Industrials	5,495,700	—	—
Information technology	15,667,467	—	—
Materials	1,663,899	84,754	—
Real estate	737,777	—	—
Utilities	1,983,032	—	—

Total common stocks	59,750,356	2,628,456	—
Short-term investments	—	3,072,052	—

Totals by level	$59,750,356	$5,700,508	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$58,085	$—
Futures contracts	(64,335)	—	—

Totals by level	$(64,335)	$58,085	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	7
Forward currency contracts (contract amount)	$6,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com